406 SA-2 08/09

SUPPLEMENT DATED AUGUST 17, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 1, 2009 OF

TEMPLETON GLOBAL BOND FUND

The statement of additional information is amended as follows:

For the "Goals, Strategies and Risks – Additional Strategies" section, the last bullet point on page 3 is updated as follows.

The Fund may:

•	purchase securities in any foreign country, including developed or emerging markets.

Please keep this supplement for future reference